STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
 The following table summarizes the options that had been granted to certain key executives in accordance with the Long-Term Incentive Compensation Plan that was approved by shareholders at the Annual Meeting of Shareholders on April 6, 2000.

	Shares	Weighted Average Exercise Price
Options Outstanding, January 1, 2013	396,835	$17.57
Granted	—	—
Exercised	—	—
Forfeited	63,335	13.20
Options Outstanding, September 30, 2013	333,500	$18.40
Options Exercisable, September 30, 2013	333,500	$18.40

A summary of the status of stock options and SOSARs under the plans is presented in the table below.

	2012		2011		2010
Stock Options	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options Outstanding, January 1	436,503	$17.34	444,575	$17.28	489,075	$17.35
Granted	—	—	—	—	—	—
Exercised	—	—	—	—	—	—
Forfeited/Expired	39,668	15.05	8,072	13.90	44,500	18.03
Options Outstanding, December 31	396,835	$17.57	436,503	$17.34	444,575	$17.28
Options Exercisable, December 31	396,835	$17.57	436,503	$17.34	444,575	$17.28

	2012		2011		2010
Stock Only Stock Appreciation Rights (SOSARs)	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
SOSARs Outstanding, January 1	320,000	$4.08	224,000	$5.12	221,500	$5.23
Granted	104,000	1.85	107,000	1.85	16,000	1.52
Exercised	—	—	—	—	—	—
Forfeited/Expired	13,334	3.53	11,000	3.64	13,500	2.58
SOSARs Outstanding, December 31	410,666	$3.53	320,000	$4.08	224,000	$5.12
SOSARs Exercisable, December 31	319,630	$4.01	253,321	$4.67	190,820	$5.49
Weighted Average Fair Value of Options or SOSARs Granted During Year		$1.11		$0.80		$0.45

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The options and SOSARs exercisable as of December 31, 2012 are exercisable at prices ranging from $1.52 to $23.40. The number of options and SOSARs and remaining life at each exercise price are as follows:

Outstanding and Exercisable Options
Exercise Price	Shares	Remaining Life (in years)
$13.20	63,335	0.01
$15.33	75,500	4.01
$16.24	64,000	3.01
$16.69	89,500	1.01
$23.40	104,500	2.01
	396,835	2.01

Outstanding SOSARs			Exercisable SOSARs
Exercise Price	Shares	Remaining Life (in years)	Shares	Remaining Life (in years)
$1.52	12,000	7.01	12,000	7.01
$1.85	200,666	8.62	109,630	8.46
$3.03	114,500	6.01	114,500	6.01
$8.53	83,500	5.60	83,500	5.60
	410,666	7.23	319,630	6.78

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Stock Only Stock Appreciation Rights Vested And Expected To Vest Outstanding [Table Text Block]
A summary of the status of the Corporation’s nonvested SOSARs as of December 31, 2012 and changes during the year ended December 31, 2012 is as follows:

Nonvested SOSAR Shares	Shares	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2012	66,679	$0.72
Granted	104,000	1.11
Vested	(76,309)	0.89
Forfeited	(3,334)	0.99
Nonvested at December 31, 2012	91,036	$1.01

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units Period Of Vested And Expected To Vest [Table Text Block]	The remaining restricted shares will vest as follows:

Date	Shares Vesting
September 23, 2013	25,000
September 23, 2014	25,000

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Restricted Stock Units, Vested and Expected to Vest [Table Text Block]
A summary of the status of the Corporation’s nonvested restricted stock awards as of December 31, 2010, 2011, and 2012, and changes during the years then ended is as follows:

Restricted Stock Awards	2012	2011	2010
Nonvested at January 1	120,000	135,000	15,000
Granted	10,000	—	120,000
Vested	80,000	15,000	—
Forfeited	—	—	—
Nonvested at December 31	50,000	120,000	135,000

Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Units Awards Performance To Be Achieved [Table Text Block]
Performance Metric
	Weighting Percentage	Performance Requirement	2012 Performance Threshold	2013 Performance Threshold
Net Income (Loss) before tax	50%	At or greater than	$1,295,000	$6,370,000
Tier 1 leverage ratio	25%	At or greater than	6.42%	7.76%
Texas Ratio	25%	At or less than	75%	50%

Performance Metric
	Weighting Percentage	Performance Requirement	2011 Performance Threshold	2012 Performance Threshold
Net Income (Loss) before tax	50%	At or better than	$(4,319,000)	$3,503,000
Tier 1 leverage ratio	25%	At or greater than	6.22%	6.30%
Non accrual loans	25%	At or less than	$55,000,000	$40,000,000

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
The following table summarizes the SOSARs that have been granted:

	Shares	Weighted Average Exercise Price
SOSARs Outstanding, January 1, 2013	410,666	$3.53
Granted	112,369	2.35
Exercised	3,498	2.36
Forfeited	4,000	3.03
SOSARs Outstanding, September 30, 2013	521,537	$3.28
SOSARs Exercisable, September 30, 2013	318,466	$4.00